WEBs ETF Trust

WEBs Defined Volatility SPY ETF

Schedule of Investments

January 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.6%
United States – 51.6%
SPDR S&P 500 ETF Trust	2,070	$1,245,767
TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,256,055)		1,245,767

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 52.0%
Time Deposits – 52.0%
ANZ, London, 3.68% 02/03/2025(1)	$1,253,890	1,253,890
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,253,890)		1,253,890

TOTAL INVESTMENTS – 103.6% (Cost - $2,509,945)		2,499,657
OTHER ASSETS LESS LIABILITIES – (3.6)%		(87,934)
NET ASSETS – 100.0%		$2,411,723

TOTAL RETURN SWAPS
Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC SPDR S&P 500 ETF Trust	OBFR + 1.25%	Monthly	USD	2,188	01/20/2026	$(17,706)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.